DEBT - Components (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
DEBT
Short-term Debt	¥ 6,232	$ 978	¥ 1,142
Total	6,232		1,142
Long-term debt, non-current portion	3,565	$ 559	10,856
Long-term debt	3,565		10,856
Bank borrowings
DEBT
Long-term debt, current portion	2,464		251
Long-term debt, non-current portion	211		4,384
Convertible senior notes
DEBT
Long-term debt, current portion	3,029
Long-term debt, non-current portion	3,158		6,318
FF&E liability
DEBT
Long-term debt, current portion	47		40
Long-term debt, non-current portion	180		135
Others
DEBT
Long-term debt	16		19
Bank borrowings
DEBT
Short-term Debt	¥ 692		¥ 851